UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09160

ALLIANCEBERNSTEIN HIGH YIELD FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein High Yield Fund

Portfolio of Investments

December 31, 2007 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 89.7%
Industrial - 65.3%
Basic - 6.6%
Arch Western Finance LLC
6.75%, 7/01/13 (a)		$443	$429,710
Basell AF SCA
8.375%, 8/15/15 (a)(b)		674	544,255
Citigroup (JSC Severstal)
9.25%, 4/19/14 (a)(b)		760	807,120
Evraz Group SA
8.25%, 11/10/15 (a)(b)		860	854,582
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)		1,466	1,572,285
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)(b)		433	421,092
7.125%, 1/15/17 (a)(b)		517	502,783
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.369%, 11/15/14 (a)(c)		315	321,300
9.75%, 11/15/14 (a)		315	340,200
Huntsman International LLC
7.875%, 11/15/14 (a)		527	558,620
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(b)		855	760,950
The Mosaic Co.
7.875%, 12/01/16 (a)(b)(d)		1,433	1,547,640
NewPage Corp.
10.00%, 5/01/12 (a)		525	527,625
Peabody Energy Corp.
Series B
6.875%, 3/15/13 (a)		910	914,550

			10,102,712

Capital Goods - 8.0%
Alion Science and Technology Corp.
10.25%, 2/01/15 (a)		113	96,332
Allied Waste North America, Inc.
6.375%, 4/15/11 (a)		962	952,380
Series B
7.125%, 5/15/16 (a)		212	210,410
7.375%, 4/15/14 (a)		340	339,150
Associated Materials, Inc.
11.25%, 3/01/14 (a)(e)		1,176	752,640
Berry Plastics Holding Corp.
8.875%, 9/15/14 (a)		377	358,150
10.25%, 3/01/16 (a)		172	150,500
Bombardier, Inc.
6.30%, 5/01/14 (a)(b)		1,415	1,383,163
8.00%, 11/15/14 (a)(b)		1,060	1,091,800
Case Corp.
7.25%, 1/15/16 (a)		797	797,000
Case New Holland, Inc.
7.125%, 3/01/14 (a)		1,324	1,320,690
Crown Americas
7.625%, 11/15/13 (a)		792	809,820
Goodman Global Holdings, Inc.
7.875%, 12/15/12 (a)		569	586,070
L-3 Communications Corp.
5.875%, 1/15/15 (a)		656	633,040
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14 (a)		830	825,850
8.875%, 2/15/09 (a)		736	738,760
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (f)(g)(h)		623	78,055
Terex Corp.
8.00%, 11/15/17 (a)		246	249,075
Trinity Industries, Inc.
6.50%, 3/15/14 (a)		876	860,670

			12,233,555

Communications - Media - 10.9%
Allbritton Communications Co.
7.75%, 12/15/12 (a)		730	722,700
CCH I Holdings LLC
11.75%, 5/15/14 (a)		2,438	1,542,035
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)		1,205	918,493
5.75%, 1/15/13 (a)		788	652,494
CSC Holdings, Inc.
6.75%, 4/15/12 (a)		1,482	1,417,162
7.875%, 2/15/18 (a)		212	198,220
Dex Media West LLC
Series B
8.50%, 8/15/10 (a)		326	330,482
DirecTV Holdings LLC
6.375%, 6/15/15 (a)		1,439	1,381,440
EchoStar DBS Corp.
6.375%, 10/01/11 (a)		479	473,252
6.625%, 10/01/14 (a)		1,299	1,292,505
7.125%, 2/01/16 (a)		184	187,680
Intelsat Bermuda Ltd.
11.25%, 6/15/16 (a)		1,292	1,333,990
Intelsat Subsidiary Holding Co. Ltd.
8.625%, 1/15/15 (a)		661	664,305
Lamar Media Corp.
6.625%, 8/15/15 (a)		261	253,823
Liberty Media Corp.
5.70%, 5/15/13 (a)		295	273,292
7.875%, 7/15/09 (a)		233	236,551
8.25%, 2/01/30 (a)		310	297,489
Quebecor Media, Inc.
7.75%, 3/15/16 (a)		1,142	1,096,320
Rainbow National Services LLC
10.375%, 9/01/14 (a)(b)		158	171,232
RH Donnelley Corp.
Series A-2
6.875%, 1/15/13 (a)		670	599,650
Sirius Satellite Radio, Inc.
9.625%, 8/01/13 (a)		374	353,430
Univision Communications, Inc.
7.85%, 7/15/11 (a)		531	529,009
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)(b)		583	583,000
WMG Holdings Corp.
9.50%, 12/15/14 (a)(e)		1,668	1,067,520
XM Satellite Radio, Inc.
9.75%, 5/01/14 (a)		276	267,030

			16,843,104

Communications - Telecommunications - 5.1%
Alltel Corp.
7.875%, 7/01/32 (a)		830	634,950
Citizens Communications Co.
6.25%, 1/15/13 (a)		1,022	990,062
Cricket Communications, Inc.
9.375%, 11/01/14 (a)		257	240,938
Digicel Ltd.
9.25%, 9/01/12 (a)(b)		397	404,464
Inmarsat Finance PLC
10.375%, 11/15/12 (a)(e)		665	645,881
Level 3 Financing, Inc.
9.25%, 11/01/14 (a)		628	568,340
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)(b)		1,155	1,185,261
PanAmSat Corp.
9.00%, 8/15/14 (a)		667	670,335
Qwest Capital Funding, Inc.
7.25%, 2/15/11 (a)		1,542	1,518,870
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14 (a)		246	251,535
Windstream Corp.
8.125%, 8/01/13 (a)		458	474,030
8.625%, 8/01/16 (a)		294	308,700

			7,893,366

Consumer Cyclical - Automotive - 6.8%
Ford Motor Credit Co.
7.00%, 10/01/13 (a)		974	813,669
7.45%, 7/16/31 (a)		1,765	1,310,512
7.993%, 1/13/12 (a)(c)		640	537,576
General Motors Acceptance Corp.
6.75%, 12/01/14 (a)		462	372,626
6.875%, 9/15/11 (a)		1,722	1,473,161
8.00%, 11/01/31 (a)		659	552,819
General Motors Corp.
8.25%, 7/15/23 (a)		1,993	1,584,435
8.375%, 7/15/33 (a)		1,003	807,415
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11 (a)		175	182,437
9.00%, 7/01/15 (a)		502	532,120
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (a)		486	357,210
Lear Corp.
Series B
5.75%, 8/01/14 (a)		354	290,280
8.50%, 12/01/13 (a)		221	205,530
8.75%, 12/01/16 (a)		1,098	999,180
Visteon Corp.
7.00%, 3/10/14 (a)		638	478,500

			10,497,470

Consumer Cyclical - Other - 8.5%
Broder Brothers Co.
Series B
11.25%, 10/15/10 (a)		399	307,230
Greektown Holdings LLC
10.75%, 12/01/13 (a)(b)		389	378,303
Harrah’s Operating Co., Inc
5.625%, 6/01/15 (a)		1,935	1,412,550
5.75%, 10/01/17 (a)		108	73,170
6.50%, 6/01/16 (a)		1,177	876,865
Host Hotels & Resorts LP
6.875%, 11/01/14 (a)		231	229,845
Host Marriott LP
Series Q
6.75%, 6/01/16 (a)		1,358	1,337,630
MGM Mirage
6.625%, 7/15/15 (a)		1,537	1,440,937
7.625%, 1/15/17 (a)		315	311,062
8.375%, 2/01/11 (a)		1,241	1,268,922
Mohegan Tribal Gaming Auth
7.125%, 8/15/14 (a)		669	647,258
NCL Corp.
10.625%, 7/15/14 (a)		364	361,725
Six Flags, Inc.
9.625%, 6/01/14 (a)		502	370,225
Station Casinos, Inc.
6.625%, 3/15/18 (a)		1,755	1,202,175
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)(b)		554	559,540
Universal City Development Partners
11.75%, 4/01/10 (a)		716	741,060
William Lyon Homes, Inc.
10.75%, 4/01/13 (a)		555	333,000
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14 (a)		1,319	1,295,918

			13,147,415

Consumer Cyclical - Retailers - 1.6%
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (a)		276	221,490
Couche-Tard, Inc.
7.50%, 12/15/13 (a)		717	715,208
GSC Holdings Corp.
8.00%, 10/01/12 (a)		639	665,359
Rite Aid Corp.
6.875%, 8/15/13 (a)		546	397,215
9.25%, 6/01/13 (a)		443	388,732
9.375%, 12/15/15 (a)		50	41,500
9.50%, 6/15/17 (a)(b)		69	57,097

			2,486,601

Consumer Non - Cyclical - 6.9%
Albertson's, Inc.
7.45%, 8/01/29 (a)		1,289	1,240,584
ARAMARK Corp.
8.50%, 2/01/15 (a)		517	523,462
DaVita, Inc.
7.25%, 3/15/15 (a)		365	365,913
Elan Finance PLC Elan Finance Corp.
7.75%, 11/15/11 (a)		1,058	994,520
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14 (a)		413	423,325
HCA, Inc.
6.375%, 1/15/15 (a)		917	774,865
6.50%, 2/15/16 (a)		782	660,790
6.75%, 7/15/13 (a)		816	726,240
9.625%, 11/15/16 (a)(i)		1,007	1,064,903
IASIS Healthcare Corp.
8.75%, 6/15/14 (a)		641	641,000
Select Medical Corp.
7.625%, 2/01/15 (a)		583	498,465
Spectrum Brands, Inc.
7.375%, 2/01/15 (a)		344	254,560
Stater Brothers Holdings
8.125%, 6/15/12 (a)		331	326,862
Tenet Healthcare Corp.
7.375%, 2/01/13 (a)		615	538,125
9.875%, 7/01/14 (a)		408	388,620
Ventas Realty LP CAP CRP
6.75%, 4/01/17 (a)		422	417,780
Viant Holdings, Inc.
10.125%, 7/15/17 (a)(b)		329	301,035
Visant Corp.
7.625%, 10/01/12 (a)		468	470,340

			10,611,389

Energy - 2.3%
Chesapeake Energy Corp.
7.50%, 9/15/13 (a)		404	413,090
7.75%, 1/15/15 (a)		1,034	1,054,680
CIE Gener De Geophysique
7.50%, 5/15/15 (a)		374	378,675
7.75%, 5/15/17 (a)		69	69,690
Hilcorp Energy Finance Co.
7.75%, 11/01/15 (a)(b)		276	271,170
PetroHawk Energy Corp.
9.125%, 7/15/13 (a)		344	362,060
Tesoro Corp.
6.25%, 11/01/12 (a)		570	570,000
6.50%, 6/01/17 (a)		409	404,910

			3,524,275

Other Industrial - 0.8%
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14 (a)		392	388,080
11.75%, 8/01/16 (a)		324	316,710
Sensus Metering Systems, Inc.
8.625%, 12/15/13 (a)		571	558,152

			1,262,942

Services - 0.4%
Realogy Corp.
10.50%, 4/15/14 (a)(b)		472	352,820
West Corp.
9.50%, 10/15/14 (a)		211	206,780

			559,600

Technology - 5.4%
Amkor Technology, Inc.
9.25%, 6/01/16 (a)		910	912,275
Avago Technologies Finance
10.125%, 12/01/13 (a)		463	484,414
CA, Inc.
4.75%, 12/01/09 (a)(b)		551	552,676
First Data Corp.
9.875%, 9/24/15 (a)(b)		441	410,130
Flextronics International Ltd.
6.50%, 5/15/13 (a)		724	702,280
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (a)		1,280	1,142,400
10.125%, 12/15/16 (a)		394	325,050
Iron Mountain, Inc.
6.625%, 1/01/16 (a)		763	721,989
Nortel Networks Ltd.
10.125%, 7/15/13 (a)(b)		537	553,110
NXP BV / NXP Funding LLC
7.993%, 10/15/13 (a)(c)		370	340,400
9.50%, 10/15/15 (a)		215	196,994
Seagate Technology HDD Holding
6.375%, 10/01/11 (a)		463	456,634
Serena Software, Inc.
10.375%, 3/15/16 (a)		419	412,715
Sungard Data Systems, Inc.
9.125%, 8/15/13 (a)		1,143	1,163,002

			8,374,069

Transportation - Airlines - 1.0%
AMR Corp.
9.00%, 8/01/12 (a)		654	645,825
Continental Airlines, Inc.
8.75%, 12/01/11 (a)		703	662,578
Series RJO3
7.875%, 7/02/18 (a)		224	213,375

			1,521,778

Transportation - Services - 1.0%
Avis Budget Car Rental
7.75%, 5/15/16 (a)		588	552,720
Hertz Corp.
8.875%, 1/01/14 (a)		447	453,146
10.50%, 1/01/16 (a)		537	555,795

			1,561,661

			100,619,937

Non Corporate Sectors - 11.7%
Structured Note - 11.7%
High Yield Total Return Trust
Series 2007-1
4.669%, 7/01/08 (a)(b)(c)		9,225	8,754,230
Racers
Series 06-6-T
4.851%, 7/01/08 (a)(b)(c)		9,935	9,246,882

			18,001,112

Utility - 11.3%
Electric - 10.1%
The AES Corp.
7.75%, 3/01/14 (a)		1,496	1,507,220
Allegheny Energy Supply
7.80%, 3/15/11 (a)		723	753,727
8.25%, 4/15/12 (a)(b)		925	987,438
Dynegy Holdings, Inc.
8.375%, 5/01/16 (a)		441	431,078
Dynegy-Roseton Danskammer
Series B
7.67%, 11/08/16 (a)		1,129	1,123,355
Edison Mission Energy
7.00%, 5/15/17 (a)		1,368	1,344,060
7.50%, 6/15/13 (a)		1,062	1,088,550
7.75%, 6/15/16 (a)		447	460,410
Energy Future Holdings Corp.
10.875%, 11/01/17 (a)(b)		490	492,450
Mirant Americas Generation LLC
8.50%, 10/01/21 (a)		1,360	1,247,800
NRG Energy, Inc.
7.25%, 2/01/14 (a)		245	238,875
7.375%, 2/01/16 - 1/15/17 (a)		2,355	2,296,125
Reliant Energy, Inc.
7.625%, 6/15/14 (a)		591	585,090
7.875%, 6/15/17 (a)		733	725,670
Sierra Pacific Resources
8.625%, 3/15/14 (a)		527	563,116
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (a)(b)		504	498,960
TXU Corp.
Series P
5.55%, 11/15/14 (a)		630	502,855
Series Q
6.50%, 11/15/24 (a)		1,007	734,516

			15,581,295

Natural Gas - 1.2%
El Paso Corp.
7.375%, 12/15/12 (a)		394	403,378
Enterprise Products Operating LP
8.375%, 8/01/66 (a)(j)		1,230	1,259,324
Regency Energy Partners
8.375%, 12/15/13 (a)		240	247,200

			1,909,902

			17,491,197

Financial Institutions - 1.4%
Finance - 0.9%
Residential Capital LLC
7.875%, 6/30/10 (a)		820	524,800
8.00%, 4/17/13 (a)		540	332,100
8.375%, 6/30/15 (a)		705	426,525

			1,283,425

Insurance - 0.5%
Crum & Forster Holdings Corp.
7.75%, 5/01/17 (a)		457	448,431
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)(b)		399	352,477

			800,908

			2,084,333

Total Corporates - Non-Investment Grades (cost $153,799,385)			138,196,579

CORPORATES - INVESTMENT GRADES - 4.9%
Industrial - 2.1%
Basic - 0.7%
Weyerhaeuser Co.
7.375%, 3/15/32 (a)		1,033	1,036,662

Communications - Telecommunications - 0.3%
Sprint Capital Corp.
8.75%, 3/15/32 (a)		360	405,791

Consumer Cyclical - Retailers - 0.3%
Limited Brands, Inc.
5.25%, 11/01/14 (a)		612	549,315

Consumer Non-Cyclical - 0.8%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(b)		450	449,737
Reynolds American, Inc.
7.625%, 6/01/16 (a)		808	858,901

			1,308,638

			3,300,406

Financial Institutions - 1.6%
Banking - 0.1%
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (a)(j)		169	174,363

Brokerage - 0.6%
The Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)		482	431,975
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17 (a)		463	444,778

			876,753

Finance - 0.9%
Capital One Financial Corp.
6.75%, 9/15/17 (a)		203	194,702
Countrywide Financial Corp.
6.25%, 5/15/16 (a)		620	356,852
Series MTN
5.80%, 6/07/12 (a)		160	116,880
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11 (a)		17	12,275
SLM Corp.
4.50%, 7/26/10 (a)		399	365,962
5.125%, 8/27/12 (a)		399	356,880

			1,403,551

			2,454,667

Utility - 1.2%
Natural Gas - 1.2%
Williams Cos, Inc.
7.625%, 7/15/19 (a)		1,300	1,408,875
7.875%, 9/01/21 (a)		374	414,673

			1,823,548

Total Corporates - Investment Grades (cost $7,579,834)			7,578,621

EMERGING MARKETS - NON-INVESTMENT GRADES - 0.9%
Industrial - 0.9%
Consumer Cyclical - Other - 0.5%
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11 (a)		727	758,031

Consumer Non-Cyclical - 0.4%
Foodcorp Ltd.
8.875%, 6/15/12 (a)(b)	EUR	456	643,362

Total Emerging Markets - Non-Investment Grades (cost $1,256,161)			1,401,393

		Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.9%
Non Corporate Sectors - 0.5%
Agencies - Government Sponsored - 0.5%
Federal Home Loan Mortgage Corp.
8.375% (a)		11,250	294,187
Federal National Mortgage Association
8.25% (a)		16,350	421,013

			715,200

Financial Institutions - 0.4%
REITS - 0.4%
Sovereign REIT
12.00% (a)(b)		501	653,805

Total Non-Convertible - Preferred Stocks (cost $1,162,192)			1,369,005

EQUITIES - 0.0%
Common Stock - 0.0%
Phase Metrics (f)(k) (cost $1,258,040)		126,418	1,264

		Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.3%
Time Deposit - 2.3%
The Bank of New York Mellon Corp.
3.25%, 1/02/08 (cost $3,582,000)		$3,582	3,582,000

Total Investments - 98.7% (cost $168,637,612)			152,128,862
Other assets less liabilities - 1.3%			2,029,873

Net Assets - 100.0%			$154,158,735

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2007	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Euro
settling 1/16/08	475	$680,172	$694,686	$(14,515)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $148,467,543.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate market value of these securities amounted to $35,772,564 or 23.2% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2007.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2007.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Illiquid security, valued at fair value.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of December 31, 2007, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08	2/10/99-5/31/05	$7,530,199	$78,055	0.05%

(h)	Security is in default and is non-income producing.
(i)	Pay-In-Kind Payments (PIK).
(j)	Variable rate coupon, rate shown as of December 31, 2007.
(k)	Non-income producing security.

Please note: The issuer classifications presented herein are based on the Lehman Brothers Fixed Income Indices developed by Lehman Brothers. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Lehman Brothers.

Currency Abbreviations:

EUR - Euro Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein High Yield Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	February 22, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 22, 2008

4